Other financial liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other financial liabilities
16.	Other financial liabilities

(a)	Other liabilities

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000
Finance lease liabilities (Note 30)	79	48	7

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000
Current	33	14	2
Non-current	46	34	5

Total	79	48	7

(b)	Loans and borrowings

	Effective interest rate	Maturity	31.12.2017
	%		RMB’000
Current
Renminbi denominated loans	3.99	2018	1,600,000

Non-current
Malaysian Ringgit denominated loans	5.95	2020	11,685
Singapore Dollar denominated loans(iii)	1.88	2020	14,656

			26,341

	Effective interest rate	Maturity	31.12.2018	31.12.2018
	%		RMB’000	US$’000
Current
Renminbi denominated loans	4.26	2019	1,500,000	224,212
US dollar denominated loans(ii)	3.48	2019	501,014	74,889

			2,001,014	299,101

Non-current
Singapore Dollar denominated loans(iii)	2.84	2020	15,078	2,254

Note:

(i)	All loans balances as stated above do not have a callable feature.

(ii)	The loan was secured by the Group’s bill receivables of RMB 524.1 million (US$78.3 million).

(iii)	The loans comprise:

Issuer bank	Facility limit		Usage
			RMB’000
December 31, 2017
MUFG Bank Ltd	S$	30 million	14,656

December 31, 2018
MUFG Bank Ltd	S$	30 million	15,078

		US$’000	2,254

S$30.0 million credit facility with DBS Bank Ltd (“DBS”)

On June 1, 2018, the Company entered into a three-year revolving uncommitted credit facility agreement with DBS with an aggregate value of S$30.0 million to refinance the S$30.0 million facility that matured on May 22, 2018. Among other things, the terms of the facility required that (i) HLA retains ownership of the special share, at all-time retains at least 35% ownership of the Company and that the Company remain a consolidated subsidiary of HLA, (ii) the Company at all-time retains at least 76.4% ownership in Yuchai and (iii) HLGE remains listed on the Main Board of Singapore Exchange. The terms of the facility also included certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) not being less than US$350 million, and the ratio of the consolidated total net debt (as defined in the agreement) to consolidated tangible net worth not exceeding 1.0 times. This arrangement was used to finance the Group general working capital requirements.

S$30.0 million credit facility with MUFG Bank Ltd, Singapore Branch (formally known as Bank of Tokyo Mitsubishi UFJ, Ltd., Singapore Branch) (“MUFG”)

On March 30, 2017, the Company entered into an unsecured multi-currency revolving credit facility agreement with MUFG for a committed aggregate value of S$30.0 million to refinance the S$30.0 million facility that matured on March 18, 2017. The facility is available for three years from the date of the facility agreement and will be used to finance the Company’s long-term general working capital requirements. Among other things, the terms of the facility require that HLA retains ownership of the Company’s special share and that the Company remains a consolidated subsidiary of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s tangible net worth (as defined in the agreement) as at June 30 and December 31 of each year not being less than US$120 million and the ratio of the Company’s total net debt (as defined in the agreement) to tangible net worth as at June 30 and December 31 of each year not exceeding 2.0 times, as well as negative pledge provisions and customary drawdown requirements.

US$30.0 million credit facility with Sumitomo Mitsui Banking Corporation, Singapore Branch (“SMBC”)

On March 31, 2017, the Company entered into an uncommitted and unsecured multi-currency revolving credit facility agreement with SMBC for an aggregate value of US$30.0 million to refinance the US$30.0 million facility that matured on March 18, 2017. The facility is available for three years from the date of the facility agreement and will be utilized by the Company to finance its long-term general working capital requirements. The terms of the facility require, among other things, that HLA retains ownership of the special share and that the Company remains a principal subsidiary (as defined in the facility agreement) of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) as at June 30 and December 31 of each year not less than US$200 million and the ratio of the Company’s consolidated total net debt (as defined in the agreement) to consolidated tangible net worth as at June 30 and December 31 of each year not exceeding 2.0 times, as well as negative pledge provisions and customary drawdown requirements.